Current financial assets and Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of financial assets [line items]
Summary of Current Financial Assets and Cash and Cash Equivalents

As of December 31, 2025	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands

Restricted cash	2,048	-	2,048
Derivatives	234	-	234
Other current financial assets (deposits)	144,848	-	144,848
Current financial assets	147,130	-	147,130
Cash and cash equivalents	61,533	-	61,533
Current financial assets and cash and cash equivalents	208,663	-	208,663

As of June 30, 2026	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands

Restricted cash	160	-	160
Derivatives	1	-	1
Other current financial assets (deposits)	131,095	-	131,095
Current financial assets	131,257	-	131,257
Cash and cash equivalents	35,590	-	35,590
Current financial assets and cash and cash equivalents	166,847	-	166,847

Details of Cash and Cash Equivalents

	As of December 31,	As of June 30,
	2025	2026
	$ in thousands
Cash and bank accounts	45,915	32,946
Fixed bank deposits	15,618	2,644
Total cash and cash equivalents	61,533	35,590